Current and deferred income tax and social contribution - Total income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Current and deferred income tax and social contribution
Tax expense (income)	R$ (41,194)	R$ 40,448	R$ (39,002)	R$ 115,374
Deferred tax expense (income) recognised in profit or loss	84,738	51,613	176,960	211,802
Current tax expense (income)	R$ (125,932)	R$ (11,165)	R$ (215,962)	R$ (96,428)